1
DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2023
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third
Shares Security Description Value
Common Stock - 100.2%
Communication Services - 2.3%
52,295 Alphabet, Inc., Class C
(a)
$ 5,438,680
200 Cable One, Inc. 140,400
5,579,080
Consumer Discretionary - 4.9%
67,180 Amazon.com, Inc.
(a)
6,939,022
74,747 CarMax, Inc.
(a)
4,804,737
11,743,759
Consumer Staples - 1.9%
21,606 Dollar General Corp. 4,547,199
Financials - 16.4%
2,336 Markel Corp.
(a)
2,984,030
31,762 Mastercard, Inc., Class A 11,542,628
15,337 Moody's Corp. 4,693,429
25,754 S&P Global, Inc.
(a)
8,879,206
49,593 Visa, Inc., Class A 11,181,238
39,280,531
Health Care - 21.4%
115,024 Bio-Techne Corp. 8,533,631
39,210 Danaher Corp. 9,882,489
7,938 IDEXX Laboratories, Inc.
(a)
3,969,635
28,677 Illumina, Inc.
(a)
6,668,836
30,475 Intuitive Surgical, Inc.
(a)
7,785,448
16,052 Thermo Fisher Scientific, Inc. 9,251,891
20,033 Veeva Systems, Inc., Class A
(a)
3,681,865
4,600 West Pharmaceutical Services, Inc. 1,593,762
51,367,557
Industrials - 20.1%
62,799 CoStar Group, Inc.
(a)
4,323,711
136,144 Fastenal Co. 7,343,607
54,006 HEICO Corp., Class A 7,339,415
10,900 Old Dominion Freight Line, Inc. 3,715,156
16,000 SiteOne Landscape Supply, Inc.
(a)
2,189,920
14,592 TransDigm Group, Inc. 10,755,034
18,989 Verisk Analytics, Inc. 3,643,230
38,587 Waste Connections, Inc. 5,366,294
72,500 WillScot Mobile Mini Holdings
Corp.
(a)
3,398,800
48,075,167
Information Technology - 20.5%
30,497 ANSYS, Inc.
(a)
10,149,402
8,747 Atlassian Corp., Class A
(a)
1,497,224
50,000 BlackLine, Inc.
(a)
3,357,500
23,308 Crowdstrike Holdings, Inc.,
Class A
(a)
3,199,256
33,000 Endava PLC, ADR
(a)
2,216,940
60,000 Guidewire Software, Inc.
(a)
4,923,000
32,190 Microsoft Corp. 9,280,377
Shares Security Description Value
Information Technology - 20.5% (continued)
95,002 QUALCOMM, Inc. $ 12,120,355
1,400 Sprout Social, Inc., Class A
(a)
85,232
23,000 Workiva, Inc.
(a)
2,355,430
49,184,716
Materials - 5.6%
37,886 Ecolab, Inc. 6,271,270
41,211 Vulcan Materials Co. 7,070,159
13,341,429
Real Estate - 7.1%
16,265 American Tower Corp. REIT 3,323,590
115,018 CBRE Group, Inc., Class A
(a)
8,374,460
20,267 SBA Communications Corp. REIT 5,291,106
16,989,156
Total Common Stock (Cost $120,198,495) 240,108,594
Investments, at value - 100.2% (Cost
$120,198,495) $ 240,108,594
Other Assets & Liabilities, Net - (0.2)% (458,869)
Net Assets - 100.0% $ 239,649,725
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2023
party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 240,108,594
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 240,108,594